1

QUARTERLY REPORT | MARCH 31, 2026

AQE CORE ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

		Shares	Value
99.78%	COMMON STOCKS

10.89%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	38,621	$ 11,105,855
	Fox Corp. Class B	153,710	8,162,001
	Live Nation Entertainment(A)	65,823	10,038,666
	News Corp. Class A	340,687	8,493,327
	Universal Music Group NV	872,505	8,376,048
	The Walt Disney Co.	80,506	7,759,168
	Warner Music Group Corp.	304,956	7,788,576
			61,723,641

7.26%	CONSUMER DISCRETIONARY
	Airbnb, Inc.(A)	67,751	8,555,596
	Booking Holdings, Inc.	1,788	7,528,052
	eBay, Inc.	97,359	8,861,616
	Home Depot, Inc.	23,827	7,836,462
	Starbucks Corp.	93,441	8,371,379
			41,153,105

16.55%	CONSUMER STAPLES
	British American Tobacco plc	159,378	9,318,832
	The Coca-Cola Co.	127,027	9,660,403
	Diageo plc	99,883	7,436,289
	Estee Lauder Cos. Class A	103,052	7,396,042
	Kenvue, Inc.	513,926	8,860,084
	L’Oreal SA	99,128	8,121,557
	PepsiCo, Inc.	62,658	9,730,161
	Philip Morris International, Inc.	54,084	8,942,249
	The Procter & Gamble Co.	60,956	8,804,485
	Reckitt Benckiser Group plc	557,159	7,577,362
	Unilever plc	139,344	7,938,428
			93,785,892

QUARTERLY REPORT | MARCH 31, 2026

AQE CORE ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
13.80%	FINANCIALS
	Aon plc	27,258	$8,798,337
	Arthur J Gallagher & Co.	36,375	7,878,098
	Berkshire Hathaway Class B(A)	23,475	11,249,220
	CME Group, Inc.	32,468	9,589,424
	Intercontinental Exchange	52,248	8,217,565
	MSCI, Inc.	15,412	8,307,222
	Ryan Specialty Holdings, Inc.	228,497	7,709,489
	S&P 500 Global, Inc.	18,729	7,966,193
	Visa, Inc. Class A	28,116	8,497,780
			78,213,328

19.48%	HEALTH CARE
	Abbott Laboratories	83,016	8,523,253
	Bristol-Myers Squibb Co.	167,150	10,137,648
	GSK plc	216,186	11,931,305
	Haleon plc	885,380	8,862,654
	Johnson & Johnson	48,273	11,799,852
	Medtronic plc	89,668	7,769,732
	Novartis AG	66,387	10,140,614
	Novo Nordisk A/S	202,658	7,447,682
	Roche Holding AG(A)	200,869	9,985,198
	Solventum Corp.(A)	112,720	7,360,616
	Thermo Fisher Scientific, Inc.	15,911	7,820,734
	Zoetis, Inc.	73,327	8,667,985
			110,447,273

16.27%	INDUSTRIALS
	Automatic Data Processing, Inc.	37,676	7,655,010
	CH Robinson Worldwide, Inc.	47,766	7,932,500
	General Dynamics Corp.	31,534	10,823,100
	Honeywell International	40,927	9,250,730
	Otis Worldwide Corp.	101,553	7,827,705
	RELX plc	288,693	9,570,173
	Rentokil Initial plc	342,929	10,795,405
	RTX Corp.	58,531	11,290,630

QUARTERLY REPORT | MARCH 31, 2026

AQE CORE ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	TransUnion	124,870	$8,639,755
	Wolters Kluwer NV	112,751	8,450,687
			92,235,695

12.37%	INFORMATION TECHNOLOGY
	Accenture plc Class A	38,252	7,584,989
	Adobe, Inc.(A)	30,542	7,424,149
	Apple, Inc.	44,494	11,292,132
	ASML Holding NV	2,855	3,770,970
	Gartner Group, Inc.(A)	54,753	8,669,590
	Microsoft Corp.	27,838	10,304,792
	Nvidia Corp.	30,706	5,355,126
	Roper Technologies, Inc.	24,711	8,744,234
	SAP SE	40,772	6,980,574
			70,126,556

1.88%	MATERIALS
	Corteva, Inc.	127,066	10,636,695

1.28%	REAL ESTATE
	Zillow Group, Inc.(A)	174,969	7,240,217

99.78%	TOTAL COMMON STOCKS
	(Cost: $529,285,480)		565,562,402

0.06%	MONEY MARKET FUND
	First American Treasury Obligations Fund 3.590%(B)	338,257	338,257
	(Cost: $338,257)

99.84%	TOTAL INVESTMENTS
	(Cost: $529,623,737)		565,900,659
0.16%	Other assets, net of liabilities		887,914
100.00%	NET ASSETS		$ 566,788,573

(A)Non-income producing.

(B)Zero coupon security. The rate shown is the yield-to-maturity on the date of March 31, 2026.

QUARTERLY REPORT | MARCH 31, 2026

AQE CORE ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
ASSETS
Common Stocks	$ 565,562,402	$ —	$ —	$ 565,562,402
Money Market Fund	338,257	—	—	338,257
	$565,900,659	$—	$—	$565,900,659

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $529,623,737, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 75,124,004
Gross unrealized depreciation	(38,847,082)
Net unrealized appreciation	$36,276,922